CONCENTRATIONS AND CREDIT RISK	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2013
CONCENTRATIONS AND CREDIT RISK
CONCENTRATIONS AND CREDIT RISK
Note 14 - Concentrations and Credit Risk

Credit Risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents.

As of December 31, 2013, substantially all of the Company's cash and cash equivalents were held by major financial institutions, and the balance at certain accounts exceeded the maximum amount insured by the Federal Deposits Insurance Corporation ("FDIC").  However, the Company has not experienced losses on these accounts and management believes that the Company is not exposed to significant risks on such accounts.

Customers and Credit Concentrations

One (1) customer accounted for all of the sales for the interim period ended December 31, 2013 and the accounts receivable at December 31, 2013.  A reduction in sales from or loss of such customer would have a material adverse effect on the Company's results of operations and financial condition.

Vendors and Accounts Payable Concentrations

Vendor purchase concentrations and accounts payable concentration are as follows:

	Accounts Payable at		Net Purchases
	December 31, 2013	March 31, 2013	For the Reporting Period Ended December 31, 2013	For the Reporting Period Ended December 31, 2012

Growers Synergy Pte. Ltd. - related party	45.0%	50.1%	6.0%	49.8%
Stevia Ventures Corporation	19.3%	16. 9%	26.6%	10.3%
SG Agro Tech Pte Ltd	-%	-%	52.2%	-%
	64.3%	67.0%	84.8%	60.1%

Note 15 - Concentrations and Credit Risk

Credit Risk

Financial instruments that potentially subject the Company to significant concentration of credit risk consist primarily of cash and cash equivalents.

As of March 31, 2013, substantially all of the Company's cash and cash equivalents were held by major financial institutions, and the balance at certain accounts exceeded the maximum amount insured by the Federal Deposits Insurance Corporation ("FDIC").  However, the Company has not experienced losses on these accounts and management believes that the Company is not exposed to significant risks on such accounts.

Customers and Credit Concentrations

One (1) customer accounted for all of the sales for the fiscal year ended March 31, 2013 and the accounts receivable balance at March 31, 2013.  A reduction in sales from or loss of such customer would have a material adverse effect on the Company's results of operations and financial condition.

Vendors and Accounts Payable Concentrations

Vendor purchase concentrations and accounts payable concentration are as follows:

	Accounts Payable at		Net Purchases
	March 31, 2013	March 31, 2012	March 31, 2013	March 31, 2012

Growers Synergy Pte. Ltd. - related party	50.1%	16.4%	26.4%	13.5%

Stevia Ventures Corporation	16. 9%	54.1%	55.7%	14.4%

	67.0%	70.5%	82.1%	27.9%